Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2020
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2020	2019
Interest expense:
Debt	156	155
Derivative financial instruments - hedging activities	(1)	2
Other, net	14	18
Fair value gains on cash flow hedges, transfer from equity (see note 19)	(97)	(21)
Net foreign exchange losses on debt	97	21
Net interest expense - debt and other	169	175
Net interest expense - leases	10	7
Net interest expense - pension and other post-employment benefit plans	21	25
Interest income	(5)	(44)
Net interest expense	195	163

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Year ended December 31,

	2020	2019
Net (gains) losses due to changes in foreign currency exchange rates	(9)	37
Net (gains) losses on derivative instruments	(21)	7
Losses from redemption of debt securities	-	19
Other	-	2
Other finance (income) costs	(30)	65